SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2022
Segment Information
SEGMENT INFORMATION

3.	SEGMENT INFORMATION

Operating segments are identified on the basis of internal reports about components of the Group that are regularly reviewed by the Group’s management and the Company’s Board of Directors for the purpose of resource allocation and performance assessment.

Management assesses the performance of operating segments based on profit or loss before income tax in related periods. The manner of assessment is consistent with that applied in these financial statements.

As of June 30, 2022, the Group’s two reportable operating segments are summarized below:

-	Wastewater treatment segment, which consists of sales of assembled equipment, provision of construction services and participating in PPP projects as operator;
-	Exploration and mining segment, which consists of the exploration for lead, silver and other metals in the Inner Mongolia Autonomous Region of the PRC;

Deferred tax assets, income tax payable and deferred tax liabilities are excluded from segment assets and segment liabilities. The Group had neither sales of products nor provisions of services between the operating segments.

For the six months ended June 30, 2021, the segment results were as follows:

	Wastewater treatment	Exploration and mining	Corporate activities	Total
	CNY	CNY	CNY	CNY
Six months ended June 30, 2021 (As adjusted and unaudited)
Revenues from external customers	8,220	—	—	8,220

Segment profit/(loss) before income tax	179	(333)	(30,314)	(30,468)

Income tax benefit				633

Loss for the period				(29,835)

Other items
Depreciation of property, plant and equipment	(124)	(31)	(2)	(157)
Depreciation of right of use assets	(321)	—	(360)	(681)
Amortization of intangible assets	(441)	—	—	(441)
Impairment (losses)/reversal on financial assets
- Trade receivables	(1,920)	—	—	(1,920)
- Contract assets	(179)	—	—	(179)
- Amounts due from related companies	775	—	331	1,106
Fair value loss on financial instruments, net	—	—	(24,807)	(24,807)
Other income	76	300	—	376
Finance costs	(2,142)	—	(129)	(2,271)
Finance income	8,782	—	5	8,787

For the six months ended June 30, 2022, the segment results were as follows:

	Wastewater treatment	Exploration and mining	Corporate activities	Total
	CNY	CNY	CNY	CNY
Six months ended June 30, 2022 (Unaudited)
Revenues from external customers	16,072	—	—	16,072

Segment profit before income tax	3,784	245	1	4,030

Income tax expenses				(357)

Profit for the period				3,673

Other items
Depreciation of property, plant and equipment	(114)	(26)	(1)	(141)
Depreciation of right of use assets	(347)	—	(360)	(707)
Amortization of intangible assets	(404)	—	—	(404)
Impairment (losses)/reversal on financial assets
- Trade receivables	(1,936)	—	—	(1,936)
- Contract assets	41	—	—	41
- Other receivables	—	—	(1,077)	(1,077)
Other income	30	700	1	731
Fair value gain on financial instruments	—	—	559	559
Finance costs	(1,799)	(1)	(22)	(1,822)
Finance income	7,857	—	1,519	9,376

For the six months ended June 30, 2022, the segment results were as follows (continued):

	Wastewater treatment	Exploration and mining	Corporate activities	Total
	US$	US$	US$	US$
Six months ended June 30, 2022 (Unaudited)
Revenues from external customers	2,401	—	—	2,401

Segment profit before income tax	566	37	—	603

Income tax expenses				(53)

Profit for the period				550

Other items
Depreciation of property, plant and equipment	(17)	(4)	—	(21)
Depreciation of right of use assets	(52)	—	(54)	(106)
Amortization of intangible assets	(60)	—	—	(60)
Impairment (losses)/reversal on financial assets
- Trade receivables	(289)	—	—	(289)
- Contract assets	6	—	—	6
- Other receivables	—	—	(161)	(161)
Other income	4	105	—	109
Fair value gain on financial instruments	—	—	83	83
Finance costs	(269)	—	(3)	(272)
Finance income	1,398	—	2	1,400

The following table presents the asset and liability information of the Group’s operating segments as of December 31, 2021 and June 30, 2022:

	Wastewater treatment	Exploration and mining	Corporate activities	Total
	CNY	CNY	CNY	CNY
As of December 31, 2021 (Audited)

Segment assets	390,895	321	22,166	413,382

Reconciliation:
Elimination of inter-segment receivables				(80,000)

Unallocated assets:
Deferred tax assets				66

Total assets				333,448

Segment liabilities	113,124	3,294	103,195	219,613

Reconciliation:
Elimination of inter-segment payables				(80,000)

Unallocated liabilities:
Deferred tax liabilities				2,544
Income tax payable				9,254

Total liabilities				151,411

	Wastewater treatment	Exploration and mining	Corporate activities	Total
	CNY	CNY	CNY	CNY
As of June 30, 2022 (Unaudited)

Segment assets	398,064	573	19,561	418,198

Reconciliation:
Elimination of inter-segment receivables				(80,000)

Unallocated assets:
Deferred tax assets				537

Total assets				338,735

Segment liabilities	115,995	3,301	101,129	220,425

Reconciliation:
Elimination of inter-segment payables				(80,000)

Unallocated liabilities:
Deferred tax liabilities				1,824
Income tax payable				10,031

Total liabilities				152,280

The following table presents the asset and liability information of the Group’s operating segments as of December 31, 2021 and June 30, 2022(continued):

	Wastewater treatment	Exploration and mining	Corporate activities	Total
	US$	US$	US$	US$
As of June 30, 2022 (Unaudited)

Segment assets	59,416	86	2,920	62,422

Reconciliation:
Elimination of inter-segment receivables				(11,941)

Unallocated assets:
Deferred tax assets				80

Total assets				50,561

Segment liabilities	17,314	493	15,096	32,903

Reconciliation:
Elimination of inter-segment payables				(11,942)

Unallocated liabilities:
Deferred tax liabilities				272
Income tax payable				1,497

Total liabilities				22,730